 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	APPAREL
100,000	Limited Brands Inc.		$2,043,000
1,175,000	Ross Stores Inc.		27,847,500
		3.1%	29,890,500

	BANKING
250,000	Wachovia Corp.		$11,897,500
400,000	Wells Fargo & Co.		23,428,000
		3.7%	$35,325,500

	BIOTECHNOLOGY
200,000	Amgen Inc. [1]	1.7%	$15,934,000

	COMPUTERS
200,000	International Business Machines Corp.		$16,044,000
775,000	Radisys Corp. [1,2]		15,035,000
		3.2%	$31,079,000

	CONSUMER PRODUCTS
425,000	Avon Products Inc. [2]		$11,475,000
100,000	Colgate-Palmolive Co.		5,279,000
500,000	Procter & Gamble Co.		29,730,000
		4.8%	$46,484,000

	ELECTRONIC INSTRUMENTS
1,650,000	Vishay Intertechnology Inc. [1,2]		$19,717,500
200,000	Waters Corp. [1]		8,320,000
		2.9%	$28,037,500

	ENTERTAINMENT
600,000	Cedar Fair L.P. [2]	1.9%	$17,994,000

	FINANCIAL SERVICES
500,000	Automatic Data Processing		$21,520,000
725,000	JPMorgan Chase & Co.		24,599,250
200,000	SLM Corp.		10,728,000
		5.9%	$56,847,250

	FOOD PRODUCTS
50,000	McCormick & Co. [2]	0.2%	$1,631,500

	INDUSTRIAL
575,000	3M Co.		$42,182,000
200,000	Illinois Tool Works [2]		16,466,000
375,000	Teleflex Inc. [2]		26,437,500
542,100	WD-40 Co. [2]		14,371,071
		10.3%	$99,456,571

	INSURANCE
250,000	AFLAC Inc.		$11,325,000
75,000	Jefferson-Pilot Corp. [2]		3,837,750
		1.6%	$15,162,750

	INSURANCE BROKER
750,000	Arthur J. Gallagher & Co. [2]	2.2%	$21,607,500

	INTERNET
400,000	eBay Inc. [1]	1.7%	$16,480,000

	MACHINERY
400,000	The Stanley Works [2]	1.9%	$18,672,000

	MEDICAL EQUIPMENT
300,000	Dentsply International Inc.	1.7%	$16,206,000

	MICROELECTRONICS
500,000	Credence Systems Corp. [1,2]		$3,990,000
440,800	Electro Scientific Industries Inc. [1,2]		9,856,288
		1.4%	$13,846,288

	PUBLISHING
200,000	Gannett Co.		$13,766,000
600,000	Knight-Ridder Inc. [2]		35,208,000
225,000	McGraw-Hill Companies Inc.		10,809,000
		6.2%	$59,783,000

	OFFICE EQUIPMENT
325,000	Avery Dennison Corp. [2]		$17,026,750
100,000	Canon Inc. [2]		5,426,000
450,000	Pitney Bowes Inc.		18,783,000
		4.3%	$41,235,750

	PHARMACEUTICALS
550,000	Johnson & Johnson		$34,804,000
900,000	Pfizer Inc.		22,473,000
		5.9%	$57,277,000

	REAL ESTATE INVESTMENT TRUST
250,000	Maguire Properties Inc. [2]	0.8%	$7,512,500

	RETAIL
375,000	Home Depot Inc.		14,302,500
850,000	TJX Companies Inc.		17,408,000
		3.3%	$31,710,500

	SEMICONDUCTORS
640,000	Integrated Device Technology Inc. [1,2]	0.7%	$6,873,600

	SERVICES
800,000	Servicemaster Company	1.1%	$10,832,000

	SOFTWARE
900,000	Mentor Graphics Corp. [1,2]	0.8%	$7,740,000

	TELECOM EQUIPMENT
2,000,000	Cisco Systems Inc. [1]		$35,860,000
300,000	Nokia Corp. (ADR)		5,073,000
200,000	Leap Wireless International Inc. [1,2]		$7,040,000
		5.0%	$47,973,000

	TELECOM PROVIDER
700,000	Verizon Communications Inc.	2.4%	$22,883,000

	UTILITIES
475,000	Apache Corp.		$35,729,500
100,000	Devon Energy Corp.		6,864,000
326,500	Energen Corp. [2]		14,124,390
159,800	ONEOK Inc. [2]		5,436,396
		6.5%	$62,154,286

	Total investment in common stocks
	(cost $791,012,110)	85.2%	$820,628,995

Shares	Preferred Stocks

350,000	Baxter International [2]
	Preferred 7.000%,
	convertible 02/16/06		$19,950,000

55,439	First Republic
	Preferred 8.875%, Series B,
	callable 12/30/06		1,455,274

325,000	ONEOK, Inc. [2]
	Preferred 8.500%,
	covertible 02/16/06		13,481,000

55,000	Zions BanCorp.
	Preferred 8.000%,
	callable 09/01/32		1,460,250

	Total investment in preferred stocks
	(cost $28,192,946)	3.7%	$36,346,524

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

10,000,000	Agere Systems Inc.
	6.500%, due 12/15/09		$10,000,000

2,000,000	Brocade Communications
	2.000%, due 01/01/07		1,970,000

1,000,000	E*Trade Financial Corp.
	6.000%, 02/01/07		1,011,250

6,500,000	JDS Uniphase Corp.
	due 11/15/10		5,492,500

17,637,000	Mentor Graphics Corp.
	6.875%, due 06/15/07		17,526,769

5,575,000	Mentor Graphics Corp.
	5.397%, due 08/06/23		4,976,301

8,500,000	Veeco Instruments Inc.
	4.125%, due 12/21/08		7,947,500

30,000,000	Vishay Intertechnology Inc.
	3.625%, due 08/01/23		28,800,000

	Total investment in convertible bonds
	(cost $77,293,384)	8.1%	$77,724,320

	Total investment in stocks and convertible bonds
	(cost $896,498,440)	97.0%	$934,699,839

Principal Amount	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]

$ 100,000	Community Bank of Bay
	3.630%, matures 08/24/06	0.0%	$96,416

	Registered Investment Companies -
	Money Market Funds

1,001,446	Evergreen US Government Fund
	variable rate 3.460%		$1,001,446

96,585	Goldman Sachs FS Government Fund
	variable rate 3.550%		96,585

116,058	Scudder Government Fund
	variable rate 3.560%		116,058

36,547,283	SSGA U.S. Government Fund
	variable rate 3.320%		36,547,283
		3.9%	$37,761,372

	Community Development Loans [3]

100,000	Boston Community Loan Fund
	2.000%, matures 06/30/06		$95,529

100,000	Vermont Community Loan Fund
	2.000%, matures 04/16/06		96,762

100,000	Ecologic Finance CDL
	2.000%, matures 01/25/06		98,094
		0.0%	$290,385

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies

101,631,810	State Street Navigator Securities Lending
	Prime Portfolio
	variable rate 3.770%	10.6%	$101,631,810

	Total short-term securities
	(cost $139,779,984)	14.5%	$139,779,983

	Total securities
	(cost $1,036,278,424)	111.5%	$1,074,479,822

	Payable upon return of securities loaned	-10.6%	(101,631,810)

	Other assets and liabilities - net	-0.9%	(9,623,627)
	Total net assets	100.0%	$963,224,385

1 These securities are non-income producing.

2 This security or partial position of this security was on loan at September 30, 2005
The total value of securities on loan at September 30, 2005 was $99,191,653.

3 Market value adjustments have been applied to these securities to reflect early withdrawal/call penalities.

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Equity Income
Fund

Cost of investments	$1,036,278,424
Unrealized appreciation	$65,998,368
Unrealized depreciation	(27,796,970)

Net unrealized appreciation (depreciation)	$38,201,398

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

Principal Amount	Corporate Bonds	Percent of Net Assets	Market Value

	FINANCIAL SERVICES
$500,000	Bank One Corp.
	6.000%, due 02/17/09		$516,325

500,000	Goldman Sachs Group Inc.
	6.650%, due 05/15/09		530,767

500,000	Wells Fargo Financial Inc.
	6.850%, due 07/15/09		542,097
			$1,589,189

	RETAIL
400,000	Target Corp.
	7.500%, due 08/15/10		$448,073

	Total investment in corporate bonds
	(cost $1,888,157)	4.6%	$2,037,262

Principal Amount	Convertible Bonds	Percent of Net Assets	Market Value

$1,000,000	Cymer Inc.
	3.500%, due 02/15/09		$971,250

200,000	Vishay Intertechnology Inc.
	3.625%, due 08/01/23		192,000

2,000,000	Vishay Intertechnology Inc.
	3.625%, due 08/01/23		1,920,000

	Total investment in convertible bonds
	(cost $3,144,305)	7.0%	$3,083,250

Shares	Preferred Stocks	Percent of Net Assets	Market Value

55,000	ONEOK Inc.
	8.500%, convertible 02/16/06
	Total investment in preferred stock
	(cost $1,680,283)	5.2%	$2,281,400

Principal Amount	U.S. Government Agency Securities	Percent of Net Assets	Market Value

$3,000,000	Fannie Mae
	5.125%, due 04/22/13		$2,991,606

1,000,000	Federal Home Loan Bank
	5.000%, due 05/28/15		987,535

	Total investment in U.S. Government
	Agency securities
	(cost $4,000,000)	9.0%	$3,979,141

	Total long-term securities
	(cost $10,712,745)	25.8%	$11,381,053

Principal Amount	Short-term Investments	Percent of Net Assets	Market Value

	U.S. Government Agency Discount Notes

$750,000	Federal Home Loan Bank
	Zero Coupon,
	3.664% equivalent, matures 10/05/05		$749,708

1,000,000	Federal Home Loan Bank
	Zero Coupon,
	3.621% equivalent, matures 10/17/05		998,516

750,000	Federal Home Loan Bank
	Zero Coupon,
	3.721% equivalent, matures 11/09/05		747,091

1,000,000	Federal Home Loan Bank
	Zero Coupon,
	3.737% equivalent, matures 11/18/05		995,160

1,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon,
	3.686% equivalent, matures 10/04/05		999,708

6,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon,
	3.711% equivalent, matures 10/11/05		5,994,291

11,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon,
	3.786% equivalent, matures 11/22/05		10,942,150

7,000,000	Federal National Mortgage Association
	Zero Coupon,
	3.700% equivalent, matures 10/19/05		6,987,645
		64.4%	$28,414,269

Principal Amount	Short-term Investments	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds

$1,001,445	Evergreen US Government Fund
	variable rate 3.460%		$1,001,445

288,813	Goldman Sachs FS Government Fund
	variable rate 3.550%		288,813

1,447,001	Janus Government Fund
	variable rate 3.720%		1,447,001

1,294	Scudder Government Fund
	variable rate 3.560%		1,294

1,152,776	SSGA U.S. Government Fund
	variable rate 3.320%		1,152,776
		8.8%	$3,891,329

	Total short-term securities
	(cost $32,305,598)	73.2%	$32,305,598

	Total securities
	(cost $43,018,343)	99.0%	$43,686,651

	Other assets and liabilities - net	1.0%	$455,185
	Total net assets	100.0%	$44,141,836

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund’s most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Fixed-Income
Fund

Cost of investments	$43,018,343
Unrealized appreciation	$750,222
Unrealized depreciation	(81,914)

Net unrealized appreciation (depreciation)	$668,308

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

Principal Amount	Municipal Bonds	Percent of Net Assets	Market Value
	EDUCATION
$ 450,000	Los Altos School District
	5.250%, due 08/01/10		$492,372
440,000	Los Angeles Unified School District
	FGIC Insured, 5.500%, due 07/01/13		484,554
450,000	Morgan Hill Unified School District
	FGIC Insured, 4.900%, due 08/01/13		481,104
410,000	Sacramento City Unified School District
	5.750%, due 07/01/17		456,138
		8.6%	$1,914,168

	ENVIRONMENT
185,000	California State Department of Water Resources
	5.125%, due 12/01/16		$197,218
215,000	California State Department of Water Resources
	5.125%, due 12/01/16		230,742
1,100,000	California State Department of Water Resources
	5.500%, due 05/01/09		1,181,269
500,000	Central Coast Water Authority
	AMBAC Insured, 5.000%, due 10/01/16		518,330
200,000	City of Los Angeles
	FGIC Insured, 5.000%, due 06/01/11		211,660
115,000	Los Angeles County Public Works Financing Authority
	5.500%, due 10/01/12		121,985
1,000,000	San Francisco City & County Public Utilities Commission
	MBIA Insured, 5.000%, due 10/01/09		1,073,490
		15.8%	$3,534,694

	GENERAL OBLIGATION
800,000	State of California
	5.000%, due 07/01/16		$848,616
700,000	State of California
	6.100%, due 10/01/09		774,347
1,000,000	State of California
	6.600%, due 02/01/09		1,101,650
		12.2%	$2,724,613

	HEALTH CARE SERVICES
415,000	Loma Linda Hospital
	AMBAC Insured, 4.850%, due 12/01/10	2.0%	$446,062

	HOUSING
1,000,000	ABAG Finance Authority for Nonprofit Corps
	4.250%, due 11/15/12		$1,019,650
275,000	Los Angeles Community Redevelopment Agency
	MBIA Insured, 5.000%, due 07/01/13		293,211
		5.9%	$1,312,861

	INFRASTRUCTURE IMPROVEMENTS
500,000	California Infrastructure & Economic Development Bank
	5.000%, due 10/01/12		548,414
1,000,000	California State Public Works Board
	FSA Insured, 5.375%, due 10/01/13		1,107,510
960,000	California State Public Works Board
	5.500%, due 12/01/09		1,043,674
910,000	California Statewide Communities Development Authority
	ACA Insured, 4.500%, due 08/01/10		929,729
1,000,000	Indian Wells Redevelopment Agency
	AMBAC Insured, 4.500%, due 09/01/11		1,062,230
600,000	La Quinta Redevelopment Agency Tax Allocation
	MBIA Insured, 7.300%, due 09/01/11		723,150
350,000	Metropolitan Water District of Southern California
	5.250%, due 07/01/15		367,206
450,000	Oakland Redevelopment Agency
	3.400%, due 09/01/09		447,871
425,000	Rialto Redevelopment Agency
	4.500%, due 09/01/13		435,995
860,000	Rialto Redevelopment Agency
	4.000%, due 09/01/07		866,570
625,000	San Mateo Redevelopment Agency
	XLCA Insured, 4.200%, due 08/01/23		618,774
		36.6%	$8,151,123

	PUBLIC TRANSPORTATION
500,000	Bay Area Toll Authority
	AMBAC Insured, 2.700%, due 04/01/25		500,000
1,000,000	Contra Costa Transportation Authority
	FGIC Insured, 4.000%, due 03/01/09		1,031,140
250,000	Los Angeles County Metropolitan Transportation Authority
	AMBAC Insured, 5.000%, due 07/01/13		264,938
260,000	San Francisco Bay Area Transit Financing Authority
	5.250%, due 07/01/13		276,806
140,000	San Francisco Bay Area Transit Financing Authority
	5.250%, due 07/01/13		149,050
1,000,000	San Francisco City & County Airports Commission
	FGIC Insured, 5.000%, due 05/01/10		1,076,860
		14.8%	$3,298,794

	Total investments in municipal bonds
	(cost $20,985,175)	95.9%	$21,382,315

Principal Amount	Short-Term Securities		Market Value
	Registered Investment Companies-
	Money Market Funds
$ 270,407	California Investment Trust Tax-Free Fund
	variable rate 2.220%		$270,407
4,550	Goldman Sachs California Tax-Exempt Fund
	variable rate 1.50%		4,550

	Total investments in short-term securities
	(cost $274,957)	1.3%	$274,957

	Total investments (cost $21,260,132)	97.2%	$21,657,272

	Other assets and liabilities - net	2.8%	$630,597
	Total net assets	100.0%	$22,287,869

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

California Tax-Exempt Fund

Cost of investments	$21,260,132
Unrealized appreciation	$431,030
Unrealized depreciation	(33,890)

Net unrealized appreciation (depreciation)	$397,140

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ABAG	The Association of Bay Area Governments
ACA	ACA Financial Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	November 18, 2005

By:	/s/ Debra A. Early

Debra A. Early, Treasurer (as Principal Financial Officer)

Date:	November 18, 2005